Employee Benefits - Employee Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Net defined benefit liability asset	$ 6,034	$ 5,612	$ 5,236
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Salaries and bonus	5,910	5,501	5,120
Defined contribution plans	40	37	46
Defined benefit plans	$ 84	$ 74	$ 70